SPINNAKER ETF SERIES

116 South Franklin Street

Rocky Mount, NC 27804

252-972-9922

August 5, 2026

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, and Obra Defensive High Yield ETF (the “Funds”), each a series of the Spinnaker ETF Series (the “Trust”)

File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 162 to the Trust’s Registration Statement on Form N-1A. The amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2026.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3816 x215.

Yours truly,

/s/ Tracie Coop
Tracie Coop, Secretary